Capital Stock Disclosure (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Details
Common shares authorized	100,000,000	100,000,000
Common par value per share	$ 0.0001	$ 0.0001
Preferred shares authorized	25,000,000	25,000,000
Preferred par value per share	$ 0.0001	$ 0.0001